Note 12 - Industry Segment Data	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Segment Reporting [Text Block]

12.   INDUSTRY SEGMENT DATA

The Company is engaged in the metals processing, pipe manufacturing, and metals and pipe distribution business. Within the Company, there are two product groups: flat-roll and tubular. The Company’s flat-roll operations consist primarily of converting carbon steel, stainless steel and aluminum flat-roll products into sheet, plate or slit coil. Through its tubular operations, the Company purchases, processes, manufactures and markets tubular products. An immaterial amount of flat-roll segment revenue is generated by sales to foreign countries. All of the tubular segment's revenue is generated by sales within the United States.

Segment results are reviewed regularly by the Company’s Chief Operating Decision Makers (“CODMs”). The Company’s CODMs are comprised of the Chief Executive Officer and the Chief Financial Officer. The CODMs assess segment performance and allocate resources based on a number of factors with the most emphasis placed on earnings from operations.

The following is a summary of significant financial information relating to the product groups (in thousands):

	For the Twelve Months Ended March 31, 2026
	Flat-roll	Tubular	Other	Total
Net Sales	$596,130	$50,783	$—	$646,913
Cost and expenses:
Cost of materials sold	483,904	34,792	—	518,696
Processing and warehousing expense	33,066	8,656	—	41,722
Delivery expense	27,712	686	—	28,398
Commercial expense	12,422	837	—	13,259
Depreciation and amortization	3,374	237	213	3,824
General corporate expenses	—	—	15,363	15,363
	560,478	45,208	15,576	621,262
EARNINGS (LOSS) FROM OPERATIONS:	35,652	5,575	(15,576)	25,651
Fair value adjustment of contingent consideration				1,420
Gain on economic hedges of risk				3,412
Interest expense				(4,104)
Other income (expense)				(7)
TOTAL EARNINGS BEFORE INCOME TAXES				$26,372

	For the Twelve Months Ended March 31, 2025
	Flat-roll	Tubular	Other	Total
Net Sales	$404,644	$39,956	$—	$444,600
Cost and expenses:
Cost of materials sold	334,426	31,222	—	365,648
Processing and warehousing expense	24,544	8,933	—	33,477
Delivery expense	22,563	665	—	23,228
Commercial expense	6,301	755	—	7,056
Depreciation and amortization	2,869	304	118	3,291
General corporate expenses	—	—	9,115	9,115
	390,703	41,879	9,233	441,815
Gain (loss) on disposal of property, plant and equipment	(222)	480	—	258
EARNINGS (LOSS) FROM OPERATIONS:	13,719	(1,443)	(9,233)	3,043
Gain on economic hedges of risk				7,598
Interest expense				(2,953)
Other income				5
TOTAL EARNINGS BEFORE INCOME TAXES				$7,693

	Year Ended March 31,
	2026	2025
IDENTIFIABLE ASSETS:
Flat-roll	$301,528	$204,890
Tubular	28,822	16,792
	330,350	221,682
General corporate assets	6,460	5,140
TOTAL ASSETS	$336,810	$226,822

CAPITAL EXPENDITURES:
Flat-roll	$6,150	$3,823
Tubular	1,011	179
Corporate and other	—	—
TOTAL CAPITAL EXPENDITURES	$7,161	$4,002

General corporate expenses reflect general and administrative expenses not directly associated with segment operations and consist primarily of payroll expenses related to corporate functions, professional fees and services, retirement plan contribution expense, corporate insurance expenses, restricted stock plan compensation expense and office supplies. At March 31, 2026 and 2025, corporate assets consisted primarily of cash, restricted cash, leased administrative office right-of-use assets, unamortized debt issuance costs and the cash value of officers’ life insurance. Although inventory is transferred at cost between product groups, there are no sales between product groups.